Summary of Significant Accounting Policies (Details 4) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014 property	Mar. 31, 2013	Dec. 31, 2013 property	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Number of properties leased to third parties other than subsidiary of Penn	3		2
Period after which rent structure is adjusted under the Master Lease	5 years		5 years
Percentage of the average change to net revenues of all facilities under the Master Lease during the preceding five years used for adjustment in the component of the rent structure	4.00%		4.00%
Period used in calculation of the average change to net revenues	5 years		5 years
Percentage of the change to net revenues of all facilities under the Master Lease during the preceding month used for adjustment in rent structure	20.00%		20.00%
Future minimum rental income from the properties under non-cancelable operating leases
2014			$ 375,602,000
2015			375,602,000
2016			375,602,000
2017			376,101,000
2018			368,311,000
Thereafter			3,240,760,000
Total			5,111,978,000
Revenue Recognition and Promotional Allowances
Gaming revenue, net of cash incentives	38,755,000	41,080,000	159,352,000	202,581,000	223,302,000
Promotional allowances	1,370,000	1,646,000	6,137,000	7,573,000	7,814,000
Cost of complimentary services	719,000	782,000	2,993,000	3,703,000	3,607,000
Video lottery, net of cash incentives
Revenue Recognition and Promotional Allowances
Gaming revenue, net of cash incentives	33,381,000	37,352,000	138,803,000	189,808,000	210,349,000
Table game
Revenue Recognition and Promotional Allowances
Gaming revenue, net of cash incentives	4,940,000	3,448,000	18,096,000	11,891,000	12,333,000
Poker
Revenue Recognition and Promotional Allowances
Gaming revenue, net of cash incentives	434,000	280,000	2,453,000	882,000	620,000
Food and beverage
Revenue Recognition and Promotional Allowances
Promotional allowances	1,361,000	1,517,000	5,970,000	6,806,000	6,971,000
Cost of complimentary services	716,000	713,000	2,907,000	3,319,000	3,198,000
Other
Revenue Recognition and Promotional Allowances
Promotional allowances	9,000	129,000	167,000	767,000	843,000
Cost of complimentary services	3,000	69,000	86,000	384,000	409,000
Hollywood Casino Columbus and Hollywood Casino Toledo
Revenue Recognition and Promotional Allowances
Contingent rental income			$ 6,700,000